Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value measurements establishes a three-level hierarchy which encourages an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of the hierarchy are defined as follows:

•Level 1 – inputs to the valuation techniques that are quoted prices in active markets for identical assets or liabilities

•Level 2 – inputs to the valuation techniques that are other than quoted prices but are observable for the assets or liabilities, either directly or indirectly

•Level 3 – inputs to the valuation techniques that are unobservable for the assets or liabilities

The following table presents the Plan’s participant-directed investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
				Investments measured at NAV [1]	Total Fair Value
	Level 1	Level 2	Level 3
Common stock	$3,095,315,796	$—	$—	$—	$3,095,315,796
Mutual funds	19,795,309	—	—	—	19,795,309
Collective trusts	—	—	—	5,633,933,301	5,633,933,301
Participant-directed investments at fair value	$3,115,111,105	$—	$—	$5,633,933,301	$8,749,044,406

	Fair Value as of December 31, 2024
				Investments measured at NAV [1]	Total Fair Value
	Level 1	Level 2	Level 3
Common stock	$3,473,952,642	$—	$—	$—	$3,473,952,642
Mutual funds	14,141,620	—	—	—	14,141,620
Collective trusts	—	—	—	4,793,286,335	4,793,286,335
Participant-directed investments at fair value	$3,488,094,262	$—	$—	$4,793,286,335	$8,281,380,597
[1] Certain investments that are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

There were no transfers into or out of Level 3 or purchases or issues of Level 3 assets and liabilities for the Plan during any period presented.

When available, quoted prices in active markets are used to determine fair value. When quoted prices in active markets are available, investments are classified within Level 1 of the fair value hierarchy. When quoted prices are not available, fair values are determined using pricing models, and the inputs to those pricing models are based on observable market inputs.

The following is a description of the valuation methodologies used for assets measured at fair value:

1.Common stock – Valued based upon the closing price reported on the recognized securities exchange on which the individual security is traded.

2.Mutual funds – Valued based upon the closing price reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
3.Collective trusts – Valued using the NAV based on the fair value of the underlying investments held by the fund less its liabilities. The Plan's investments in collective trust funds are primarily equity and fixed income securities and NAV is determined daily and available to participants. Participant transactions (purchases and sales) may occur daily. There are no restrictions on redemptions.